Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2012
Concentrations of Credit Risk [Abstract]
Concentrations of credit

	Amount	Percent of Tier 1 Capital
Lessors of Nonresidential Buildings	$9,523,180	31.0%

Lessors of Residential Buildings and Dwellings	$12,513,446	40.7%

General Government Support	$13,438,717	43.7%